UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

December 31, 2009 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 26.9%
Brady Corporation (Class A)	251,400	$7,544,514
Charles River Laboratories International, Inc. *	271,400	9,143,466
CLARCOR, Inc.	171,400	5,560,216
Copart, Inc. *	181,600	6,652,008
Landauer, Inc.	3,800	233,320
Life Technologies Corporation*	296,500	15,486,195
Manpower Inc.	149,900	8,181,542
ScanSource Inc. *	457,400	12,212,580
		$65,013,841
PRODUCER DURABLE GOODS — 19.9%
Actuant Corporation (Class A)	235,800	$4,369,374
Franklin Electric Co., Inc.	155,700	4,527,756
Graco Inc.	202,100	5,773,997
HNI Corporation	369,400	10,206,522
IDEX Corporation	186,850	5,820,378
WABCO Holdings, Inc.	376,300	9,704,777
Zebra Technologies Corporation (Class A) *	267,700	7,591,972
		$47,994,776
RETAILING — 13.8%
CarMax, Inc. *	531,200	$12,881,600
O’Reilly Automotive, Inc. *	246,400	9,392,768
Signet Jewelers Ltd.*	415,800	11,110,176
		$33,384,544
HEALTH CARE — 9.7%
Bio-Rad Laboratories, Inc. (Class A)*	78,900	$7,610,694
Lincare Holdings Inc. *	272,700	10,122,624
Varian Medical Systems, Inc.*	27,700	1,297,745
VCA Antech, Inc.*	171,000	4,261,320
		$23,292,383
ENERGY — 9.4%
FMC Technologies, Inc.*	123,100	$7,120,104
Helix Energy Solutions Group, Inc. *	282,600	3,320,550
Noble Corporation	299,100	12,173,370
		$22,614,024
TRANSPORTATION — 7.6%
Heartland Express, Inc.	561,100	$8,567,997
Knight Transportation, Inc.	512,200	9,880,338
		$18,448,335

TECHNOLOGY — 5.0%
Maxim Integrated Products, Inc.	229,300	$4,654,790
Microchip Technology Incorporated	259,000	7,526,540
		$12,181,330
FINANCIAL — 2.3%
Brown & Brown, Inc.	302,500	$5,435,925

ENTERTAINMENT — 0.9%
Carnival Corporation (Class A)*	65,300	$2,069,357
TOTAL COMMON STOCKS — 95.5% (Cost$257,013,020)		$230,434,515

SHORT-TERM INVESTMENTS — 4.5% (Cost $10,962,965)
State Street Bank Repurchase Agreement — 0.005% 1/4/10
(Collateralized by $6,130,000 principal amount of U.S. Treasury Bonds — 3.25% 2016)	$5,963,000	$5,963,000
Chevron Funding Corporation — 0.05% 1/6/10	5,000,000	4,999,965
TOTAL SHORT-TERM INVESTMENTS		$10,962,965
TOTAL INVESTMENTS — 100.0% (Cost $267,975,985) — NOTE 2		$241,397,480
Other assets and liabilities, net — (0.0)%		(113,069)
TOTAL NET ASSETS — 100.0%		$241,284,411

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2009:

Level 1 – Quoted Prices	$230,434,515	(a)
Level 2 – Other significant observable inputs	10,962,965	(b)
Level 3 – Significant unobservable inputs	—
Total investments	$241,397,480

(a)  All common stocks are classified under Level 1.  The Schedule of Investments provides further information on major security types.

(b)  Comprised solely of short-term investments with maturities of

60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The cost of investment securities was $257,130,160 for Federal income tax purposes. Net unrealized depreciation consists of:
Gross unrealized appreciation:	$11,200,361
Gross unrealized depreciation:	(37,896,006)
Net unrealized depreciation:	$(26,695,645)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: February 26, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: February 26, 2010